Equity Accounted Investees - GigaGen Inc (Details) € in Thousands, $ in Millions		12 Months Ended
	Jul. 05, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Movement in the investments in equity-accounted investees
Balance		€ 219,009	€ 201,345	€ 76,728
Acquisitions		12,222	80,685	136,072
Share of profit / (losses)		(11,038)	(13,195)	6,933
Share of other comprehensive income / translation differences		9,270	(27,134)	10,671
Impairment losses			(6,692)
Balance		€ 226,905	€ 219,009	€ 201,345
GigaGen, Inc
Equity Accounted Investees
Ownership interest (as a percent)		43.96%	43.96%
Movement in the investments in equity-accounted investees
Balance		€ 29,047
Acquisitions			€ 31,752
Share of profit / (losses)		(1,562)	(804)
Share of other comprehensive income / translation differences		878	(1,595)
Impairment losses			(306)
Balance		€ 28,363	€ 29,047
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Ownership in subsidiary (as a percent)	100.00%
Grifols Innovation and New Technologies Limited | GigaGen, Inc
Equity Accounted Investees
Ownership interest (as a percent)	43.96%
Collaboration fee | $	$ 15
Movement in the investments in equity-accounted investees
Acquisitions | $	$ 35